Subsequent events (Details Narrative) $ / shares in Units, ¥ in Millions, $ in Millions	Mar. 16, 2026 $ / shares	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 IDR (Rp)	Dec. 31, 2025 CNY (¥)	Jun. 19, 2025 USD ($)
Subsequent Event [Line Items]
Debt Instrument, Face Amount				¥ 89.6	$ 150
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.306
Debt Instrument, Face Amount		¥ 41.7	Rp 102,300,000,000
Subsequent Event [Member] | 2025 Dividends [Member]
Subsequent Event [Line Items]
Dividends Payable, Date to be Paid	May 07, 2026
Dividends Payable, Date of Record	Apr. 16, 2026